Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 18,601	$ 23,205
Statutory Accounting Practices, Statutory Net Income Amount	$ 1,914	$ 1,051	$ 1,112